Lease	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Leases
Leases

7 – Leases

The parent company has entered into lease agreements with respect to office and laboratory space.

The leases are non-cancellable over various periods through 2038.

(DKK million)	2024	2023

Right-of-use assets
Balance at January 1	232	9
Additions to right-of-use assets[1]	24	242
Depreciation charge for the year	(17)	(19)

Balance at December 31	239	232

Lease liabilities
Current	16	19
Non-current	235	227

Total at December 31	251	246
(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	23	24

Variable lease payments, lease interest expense, and low-value assets are immaterial.

Future minimum payments under leases are as follows:

(DKK million)	2024	2023

Payment due
Less than 1 year	27	23
1 to 3 years	53	45
More than 3 years but less than 5 years	54	45
More than 5 years	186	202

Total at December 31	320	315

Refer to Note 3.3 in the consolidated financial statements for additional information regarding leases of the Group.